Principal Accountant Fees and Services	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Principal Accountant Fees and Services

Note 8— Principal Accountant Fees and Services

The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

	2023	2022	2021
	(EUR’000)
Principal accountant fees and services
Audit fees	739	814	771
Tax fees	122	138	87
All other fees	—	—	13
Total principal accountant fees and services	861	952	871